Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

			Net Book Value
	Cost $	Accumulated Depreciation $	December 31, 2015 $	December 31, 2014 $	December 31, 2013 $

Equipment	47,861	45,599	2,262	5,885	9,914

During the year ended December 31, 2015, $3,623 (2014 - $4,029; 2013 - $5,221) of depreciation expense had been recorded.